CONCENTRATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Purchase Of Inventory And Other Company	$ 509,000	$ 379,000	$ 1,332,000	$ 746,000
Maximum Amount Outstanding			$ 210,773	$ 134,329
Trade Accounts Receivable
Receivables due from Eyston Company, Ltd.					$ 381,401
One Customer | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk, Percentage	24.10%	14.10%	11.10%	26.40%	21.90%	12.20%
One Customer | Sales Revenue, Net | Trade Accounts Receivable | Customer Concentration Risk
Concentration Risk, Percentage			11.20%
Two Customer | Sales Revenue, Net | Customer Concentration Risk
Concentration Risk, Percentage			11.80%			10.30%